QUARTERLY RESULTS OF OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								4 Months Ended	12 Months Ended
	Dec. 26, 2014	Sep. 26, 2014	Jun. 27, 2014	Mar. 28, 2014	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 28, 2012	Dec. 26, 2014	Dec. 27, 2013
Interim Reporting [Line Items]
Loss on extinguishment of debt, net				$ 4,200
Successor
Interim Reporting [Line Items]
Net sales	415,765	442,445	425,542	392,469	390,055	421,541	405,706	380,753	404,593	1,676,221	1,598,055
Gross profit	145,884	154,399	145,570	135,790	135,964	146,978	138,333	131,696	148,244	581,643	552,971
Net (loss) income	(9,599)	7,198	(38,577)	(6,094)	1,174	(7,206)	1,172	(1,480)	(28,444)	(47,072)	(6,340)
Loss on extinguishment of debt, net									0	(4,257)	0
Impairment of other intangible assets			$ (67,500)						$ 0	$ 67,500	$ 0